Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding and exercisable beginning balance	3,194,000	1,130,869	1,175,500
Granted	875,000	3,070,000	851,869
Exercised	(1,104,500)	(471,869)	(600,000)
Expired	(732,100)	(535,000)	(296,500)
Outstanding and exercisable ending balance	2,232,400	3,194,000	1,130,869
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 6.08	$ 7.29	$ 6.37
Granted	11.10	5.87	7.53
Exercised	6.25	6.97	6.66
Expired	7.42	6.62	5.60
Outstanding and exercisable ending balance	7.52	6.08	7.29
Weighted average fair value per option
Outstanding and exercisable beginning balance	1.28	1.68	1.66
Granted	0.95	1.18	1.78
Exercised	0.91	1.31	1.98
Expired	1.11	1.49	1.09
Outstanding and exercisable ending balance	$ 1.40	$ 1.28	$ 1.68